EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 96.7%
	GATHERING & PROCESSING - 17.2%
275,924	Antero Midstream Corporation	$ 3,294,533
141,500	EnLink Midstream, LLC	1,641,400
120,000	Hess Midstream, L.P., Class A	3,742,800
249,300	Western Midstream Partners, L.P.	7,047,711
		15,726,444
	LNG INFRASTRUCTURE - 9.5%
53,800	Cheniere Energy, Inc.	8,708,068

	MINERAL COMPANIES - 2.2%
41,750	Sitio Royalties Corporation, Class A	1,141,445
33,900	Viper Energy Partners, L.P.	919,368
		2,060,813
	PIPELINE-DIVERSIFIED - 10.3%
708,900	Energy Transfer, L.P.	9,421,281

	PIPELINE-NATURAL GAS - 13.0%
178,000	Kinder Morgan, Inc.	3,152,380
64,290	ONEOK, Inc.	4,310,002
128,400	Williams Companies, Inc. (The)	4,423,380
		11,885,762
	PIPELINE-NGL INFRASTRUCTURE - 19.1%
167,700	Keyera Corporation	4,198,350
122,000	Pembina Pipeline Corporation	3,864,960
115,600	Targa Resources Corporation	9,478,043
		17,541,353
	PIPELINE-PETROLEUM - 13.3%
86,500	Holly Energy Partners, L.P.	1,686,750
672,500	Plains GP Holdings, L.P., Class A	10,551,525
		12,238,275
	PIPELINES AND TRANSPORTATION - 9.4%
117,500	Enbridge, Inc.	4,324,000
121,580	MPLX, L.P.	4,317,306
		8,641,306

EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares				Fair Value
	MLP & MLP RELATED SECURITIES — 96.7% (Continued)
	RENEWABLE ELECTRIC GENERATION - 0.4%
13,000	Clearway Energy, Inc.			$ 343,330

	UTILITY - 2.3%
29,200	NextEra Energy, Inc.			2,140,360

	TOTAL MLP & MLP RELATED SECURITIES (Cost $48,451,696)			88,706,992

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.4%
	ELECTRICAL EQUIPMENT - 0.4%
130,000	Net Power Inc	03/13/2026	$ 11.50	369,200

	TOTAL WARRANT (Cost $402,206)			369,200

	TOTAL INVESTMENTS - 97.1% (Cost $48,853,902)			$ 89,076,192
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%			2,616,924
	NET ASSETS - 100.0%			$ 91,693,116

LLC	- Limited Liability Company
LNG	- Liquefied natural gas
LP	- Limited Partnership
MLP	- Master Limited Partnership
NGL	- Natural gas liquids